Virtus Westchester Credit Event Fund and

Virtus Westchester Event-Driven Fund (each a “Fund” and together the “Funds”),

each a series of Virtus Event Opportunities Trust

Supplement dated June 1, 2023 to the Funds’ Summary Prospectuses and the Virtus Event Opportunities Trust Statutory Prospectus, each dated April 28, 2023

IMPORTANT NOTICE TO INVESTORS

Effective June 1, 2023, the Funds’ investment adviser, Virtus Investment Advisers, Inc., implemented new expense limitation arrangements to further limit the Funds’ expenses. In addition, the management fee of the Virtus Westchester Event-Driven Fund is reduced. These changes are described in more detail below.

Virtus Westchester Credit Event Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Total Other Expenses	0.54%	0.51%
Dividend and Interest Expense On Short Positions and Borrowing Expense on Securities Sold Short	0.01%	0.01%
Remaining Other Expenses	0.53%	0.50%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(a)	1.81%	1.53%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.08)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)(b)	1.73%	1.48%

(a)

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares through April 30, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$716	$1,073	$1,462	$2,547
Class I	Sold or Held	$151	$473	$824	$1,815

Virtus Westchester Event-Driven Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	0.25%	None
Total Other Expenses	0.46%	0.46%
Dividend and Interest Expense On Short Positions and Borrowing Expense on Securities Sold Short	0.08%	0.08%
Remaining Other Expenses	0.38%	0.38%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses(a)	1.95%	1.70%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)(b)	1.82%	1.57%

(a)

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares through April 30, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$725	$1,104	$1,521	$2,679
Class I	Sold or Held	$160	$510	$898	$1,986

Both Funds

In the first table in the section “More Information About Fund Expenses” on page 20 of the statutory prospectus, the rows corresponding to the Funds will be replaced with the following and a new footnote will be added after the table:

	Class A Shares	Class I Shares
Virtus Westchester Credit Event Fund	1.70%	1.45%
Virtus Westchester Event-Driven Fund	1.70%	1.45%

Investors should retain this supplement with the Prospectuses for future reference.

VEOT 7089/WestchesterNewExpCaps (6/23)

Virtus Westchester Credit Event Fund and

Virtus Westchester Event-Driven Fund (each a “Fund” and together the “Funds”),

each a series of Virtus Event Opportunities Trust

Supplement dated June 1, 2023 to the Statement of

Additional Information (“SAI”) dated April 28, 2023

IMPORTANT NOTICE TO INVESTORS

Effective June 1, 2023, the Funds’ investment adviser, Virtus Investment Advisers, Inc., implemented new expense limitation arrangements to further limit the Funds’ expenses. In addition, the management fee of the Virtus Westchester Event-Driven Fund is reduced. These changes are described in more detail below.

In the Investment Advisory Fee table on page 57 of the Funds’ SAI, the row corresponding to the Virtus Westchester Event-Driven Fund will be replaced with the following:

Fund	Investment Advisory Fee
Virtus Westchester Event-Driven Fund	1.20%

The last sentence of the first paragraph on page 58 will be replaced with the following:

The Adviser has contractually agreed to limit the annual operating expenses (excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) through April 30, 2024 for The Merger Fund® and through April 30, 2025 for the Virtus Westchester Credit Event Fund and the Virtus Westchester Event-Driven Fund so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table (expressed as a percentage of daily net assets):

In the table on page 58 of the Funds’ SAI, the rows corresponding to the Funds will be replaced with the following:

Fund	Class A	Class I
Virtus Westchester Credit Event Fund	1.70%	1.45%
Virtus Westchester Event-Driven Fund	1.70%	1.45%

Investors should retain this supplement with the SAI for future reference.

VEOT 7089B/WestchesterNewExpCaps (6/23)